Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR LLC 82 Devonshire Street Boston MA 02109-3614 617 563 7000

September 10, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Room

Re:	Empire Fidelity Investments Life Insurance Company
Empire Fidelity Variable Annuity Account A:
File Nos. 333-127346

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Edward M. Shea
Edward M. Shea
Senior Legal Counsel